Description of the Business and Relevant Events - Additional Information (Detail) $ / shares in Units, Subscribers in Millions, Customers in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 23, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Customers Towers Subscribers	Dec. 31, 2021 Country	Sep. 14, 2020
Percentage of shareholding approval of spin off
Corporate information description			América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 24 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.
Number of countries in which company operates | Country			24
Number of countries in which company holds license | Country			24
Spin Off [Member]
Percentage of shareholding approval of spin off
Percentage of shareholding approval of spin off		98.00%
Number of telecommunications towers transferred under spin off | Towers		36,000
Agreement to Commence Joint Venture [Member] | VTR [Member]
Percentage of shareholding approval of spin off
Number of subcribers | Subscribers		3
Agreement to Commence Joint Venture [Member] | Claro Chile [Member]
Percentage of shareholding approval of spin off
Number of subcribers | Customers		6.5
Agreement to Commence Joint Venture [Member] | VTR and Claro Chile [Member] | Liberty Latin America [Member]
Percentage of shareholding approval of spin off
Proportion of ownership interest in joint venture		50.00%
Agreement to Commence Joint Venture [Member] | VTR and Claro Chile [Member] | Amrica Movil [Member]
Percentage of shareholding approval of spin off
Proportion of ownership interest in joint venture		50.00%
Claro Panama S A [member] | Agreement to Sale Subsidiary [Member]
Percentage of shareholding approval of spin off
Percentage of ownership interest in subsidiary agreed to sell		100.00%
Aggregate consideration receivable on sale of subsidiary		$ 200.0
Verizon Communications Inc [Member] | Tracfone Wireless Inc Tracfone [member]
Percentage of shareholding approval of spin off
Percentage of ownership interest in subsidiary agreed to sell				100.00%
Verizon Communications Inc [Member] | Tracfone Wireless Inc Tracfone [member] | Discontinued operations [member]
Percentage of shareholding approval of spin off
Proceeds from sale of Subsidiary	$ 3,625.7
Shares received on sale of subsidiary from Counterparty | shares	57,596,544
Share price | $ / shares	$ 51.54
Earntout contingent consideration receivable	$ 650.0